Deferred Revenue/Income - Rollforward (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income - beginning of period	¥ 1,061,254	¥ 485,087
Additions	1,376,346	611,030
Recognition	(560,611)	(282,991)
Effects on foreign exchange adjustment	(330)	(1,900)
Deferred revenue/income - end of period	¥ 1,876,659	¥ 811,226